Equity (Details) - Share Capital - $ / shares											12 Months Ended
	Dec. 28, 2021	Jun. 04, 2021	Jan. 22, 2021	Jan. 11, 2021	Nov. 30, 2020	Nov. 11, 2020	Oct. 05, 2020	Aug. 10, 2020	Jun. 05, 2020	Jun. 04, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 14, 2021
Equity [Abstract]
Ordinary shares, par value (in dollars per share)											$ 0.10		$ 0.05
Authorized share capital [Abstract]
Authorized shares: Balance at the start of the year (in shares)											119,326,923	68,750,000
Stock authorized during period (in shares)		35,000,000		25,673,077		7,500,000		20,000,000		23,076,923
Authorized shares: Balance at the end of the year (in shares)											180,000,000	119,326,923
Shares issued (1):
Issued : Balance at the start of the year (in shares)											110,159,352	56,139,033
Issue of common shares (in shares)	13,333,333		27,058,823		5,000,000		25,943,396		23,076,923			54,020,319
Issued : Balance at the end of the year (in shares)											137,218,175	110,159,352
Treasury shares held by company (in shares)											406,333	729,858
Outstanding shares (in shares)											136,811,842	109,429,494